5. NOTES PAYABLE AND CONVERTIBLE NOTES (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt payable to Comerica Bank, senior debt	$ 0	$ 0	$ 8,708,333
Goldman Sachs - Tranche A Term Loan - LIBOR Interest	40,000,000	40,000,000	0
Goldman Sachs - Revolver	2,150,000	0	0
Goldman Sachs - MDTL	0	0	0
Convertible Notes Payable	1,250,000	1,250,000	0
Capitalized lease - financing company, secured by equipment	33,882	37,097	0
Equipment loans	364,764	395,118	0
Notes payable to seller of Meridian, subordinated debt	1,475,000	1,475,000	1,475,000
Less: debt discount	(2,040,460)	(2,152,603)	0
Total debt	43,209,620	41,004,612	8,867,148
Less: current portion	(268,994)	(417,119)	(1,357,143)
Long term debt less current portion	$ 42,964,192	$ 40,587,493	$ 8,826,190